Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of SEC Regulation
S-K,
the following table, footnotes and discussion provide “Pay versus Performance” regarding the relationship between executive compensation actually paid (“CAP”), as calculated under the applicable SEC rules, for the last two (2) fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officers (“PEOs”) and (ii) our NEOs other than the PEO (the
“non-PEO
NEOs”), on an average basis. The information provided below was not considered by our compensation committee in structuring or determining compensation for our NEOs.

Year	Summary Compensation Table Total for PEO Richard Fair (1) $	Summary Compensation Table Total for PEO Sam Kintz (1) $	Compensation Actually Paid to PEO Richard Fair (1)(2)(3) $	Compensation Actually Paid to PEO Sam Kintz (1)(2)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs (4) $	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4) $	Year-end value of $100 invested in ELVN on 12/31/2023 (5) $	Net Loss (Income) (in millions) (6) $
2025	11,918,926	8,908,647	8,472,613	(3,925,401)	3,472,436	512,077	111.27	(103.7)
2024	N/A	5,461,660	N/A	11,752,602	2,752,910	5,899,252	162.57	(89.0)

(1)	Sam Kintz became our PEO in February 2023, in connection with the Merger, and ceased to be our PEO effective as of December 11, 2025. Richard Fair has been our PEO from December 11, 2025, to present.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Richard Fair	Sam Kintz	Average Non-CEO NEOs	Sam Kintz	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$11,918,926	$8,908,647	$3,472,436	$5,461,660	$2,752,910

Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,880,138)	$(7,952,553)	$(2,775,279)	$(4,487,860)	$(2,025,010)
Year-end fair value of unvested awards granted in the current year	$8,433,825	$—	$1,435,678	$6,602,309	$2,979,100
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(1,135,434)	$1,656,224	$1,054,846
Fair values at vest date for awards granted and vested in current year	$—	$1,273,615	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(649,087)	$(485,324)	$2,520,269	$1,137,406
Forfeitures during current year equal to prior year-end fair value	$—	$(5,506,023)	$—	$—	$—

Total Adjustments for Equity Awards	$(3,446,313)	$(12,834,048)	$(2,960,359)	$6,290,942	$3,146,342
Compensation Actually Paid (as calculated)	$8,472,613	$(3,925,401)	$512,077	$11,752,602	$5,899,252

(3)	Equity values are calculated in accordance with FASB ASC Topic 718. The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

•	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.

•	Strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.

•	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.

•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

•	Represents annual dividend yield on each vest/fiscal year end date.

(4)	The individuals comprising the Non-PEO NEOs for each year presented are the following executives:

•	2025: Benjamin Hohl and Helen Collins

•	2024: Helen Collins and Joseph P. Lyssikatos

(5)
The Company total shareholder return (“TSR”) assumes $100 was invested in the Company for the period starting December 31, 2023, through the end of the listed year. Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between (1) the Company’s share price at the end of the measurement period and (2) the Company’s share price at the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(4)	The individuals comprising the Non-PEO NEOs for each year presented are the following executives:

•	2025: Benjamin Hohl and Helen Collins

•	2024: Helen Collins and Joseph P. Lyssikatos

Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Richard Fair	Sam Kintz	Average Non-CEO NEOs	Sam Kintz	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$11,918,926	$8,908,647	$3,472,436	$5,461,660	$2,752,910

Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,880,138)	$(7,952,553)	$(2,775,279)	$(4,487,860)	$(2,025,010)
Year-end fair value of unvested awards granted in the current year	$8,433,825	$—	$1,435,678	$6,602,309	$2,979,100
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(1,135,434)	$1,656,224	$1,054,846
Fair values at vest date for awards granted and vested in current year	$—	$1,273,615	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(649,087)	$(485,324)	$2,520,269	$1,137,406
Forfeitures during current year equal to prior year-end fair value	$—	$(5,506,023)	$—	$—	$—

Total Adjustments for Equity Awards	$(3,446,313)	$(12,834,048)	$(2,960,359)	$6,290,942	$3,146,342
Compensation Actually Paid (as calculated)	$8,472,613	$(3,925,401)	$512,077	$11,752,602	$5,899,252

Non-PEO NEO Average Total Compensation Amount	$ 3,472,436	$ 2,752,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 512,077	5,899,252
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Richard Fair	Sam Kintz	Average Non-CEO NEOs	Sam Kintz	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$11,918,926	$8,908,647	$3,472,436	$5,461,660	$2,752,910

Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,880,138)	$(7,952,553)	$(2,775,279)	$(4,487,860)	$(2,025,010)
Year-end fair value of unvested awards granted in the current year	$8,433,825	$—	$1,435,678	$6,602,309	$2,979,100
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(1,135,434)	$1,656,224	$1,054,846
Fair values at vest date for awards granted and vested in current year	$—	$1,273,615	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$—	$(649,087)	$(485,324)	$2,520,269	$1,137,406
Forfeitures during current year equal to prior year-end fair value	$—	$(5,506,023)	$—	$—	$—

Total Adjustments for Equity Awards	$(3,446,313)	$(12,834,048)	$(2,960,359)	$6,290,942	$3,146,342
Compensation Actually Paid (as calculated)	$8,472,613	$(3,925,401)	$512,077	$11,752,602	$5,899,252

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income (Loss) during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 111.27	162.57
Net Income (Loss)	(103,700,000)	(89,000,000)
Richard Fair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,918,926
PEO Actually Paid Compensation Amount	$ 8,472,613
PEO Name	Richard Fair
Sam Kintz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,908,647	5,461,660
PEO Actually Paid Compensation Amount	$ (3,925,401)	$ 11,752,602
PEO Name	Sam Kintz	Sam Kintz
PEO | Richard Fair [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Richard Fair [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,446,313)
PEO | Richard Fair [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,880,138)
PEO | Richard Fair [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,433,825
PEO | Richard Fair [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Fair [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Fair [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Richard Fair [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sam Kintz [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0
PEO | Sam Kintz [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,834,048)	6,290,942
PEO | Sam Kintz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,952,553)	(4,487,860)
PEO | Sam Kintz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,602,309
PEO | Sam Kintz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,656,224
PEO | Sam Kintz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,273,615	0
PEO | Sam Kintz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,087)	2,520,269
PEO | Sam Kintz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,506,023)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,960,359)	3,146,342
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,775,279)	(2,025,010)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,435,678	2,979,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,135,434)	1,054,846
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,324)	1,137,406
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0